Borrowings and derivative financial instrument - Summary (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Borrowings	R 36,618	R 22,728	R 20,298	R 18,383
Derivative financial instrument	3,810	0	0
Balance at end of the year	40,428	22,728	20,298
Current portion of borrowings and derivative financial instrument	(15,482)	(122)	(107)
Non-current portion of borrowings and derivative financial instrument	R 24,946	R 22,606	R 20,191